Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative cash and securities collateral held	$ 0.8	$ 6.4